CONSOLIDATED BALANCE SHEETS (Parenthetical)(PRC Domestic Entities [Member] USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred revenue	$ 30,671	$ 28,284
Accrued expenses and other liabilities	64,846	57,380
Customers' refundable fees	17,637	10,418
Income tax payable	6,742	95
Other non-current liabilities	$ 4	$ 7